Commitments and Contingencies - Schedule of Operating Lease Liability (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Operating lease:
Operating right-of-use assets	$ 117,071	$ 910,917	$ 684,418
Operating lease obligation
Current	117,071	910,917	684,418
Total operating lease	$ 117,071	$ 910,917	$ 684,418
Weighted average discount rate (per annum)	3.66%	3.66%
Weighted average remaining lease term (years)	9 months 3 days	9 months 3 days